LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
The table below summarizes our lease expense and other information related to the Company’s operating leases with respect to FASB ASC 842:

Twelve Months Ended Dec 31, 2022

Operating lease expense	$7,843,282
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	7,706,605
Weighted-average remaining lease term – operating leases (in years)	7.09
Weighted-average discount rate – operating leases	4.84%

Lease Maturity Schedule as of December 31, 2022:	Amount
2023	7,785,034
2024	7,003,616
2025	6,642,211
2026	6,086,452
2027	5,296,864
2028 and beyond	13,308,568
Total	46,122,745
Less: Discount	(7,103,537)
Present Value of Lease Liability	$39,019,208

Present Value of Lease Asset	$38,153,238

Twelve Months Ended Dec 31, 2021

Operating lease expense	$7,499,568
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	7,381,898
Weighted-average remaining lease term – operating leases (in years)	7.05
Weighted-average discount rate – operating leases	4.47%

Lease Maturity Schedule as of December 31, 2021:	Amount
2022	7,260,471
2023	6,385,647
2024	5,604,799
2025	5,249,730
2026	4,696,343
2027 and beyond	11,956,205
Total	41,153,195
Less: Discount	(5,713,818)
Present Value of Lease Liability	$35,439,377

Present Value of Lease Asset	$34,768,208